Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 181,323	$ 219,695
Warranties issued during the year	114,730	58,298
Reduction due to expired warranties or claims during the year	(71,698)	(98,224)
Additions resulting from acquisitions	0	1,554
Balance, at December 31	$ 224,355	$ 181,323